Tax Benefit (expense) Allocated to each Component of Other Comprehensive Income (loss) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Unrealized gains (losses) on available-for-sale investments	¥ (18)	$ (2)	¥ (13)	¥ 28
Net current-year other comprehensive income (loss)	¥ (18)	$ (2)	¥ (13)	¥ 28